Performance Management	Jun. 30, 2025
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional market index with characteristics similar to those of the Fund, for the periods indicated. In the table below, for the period prior to October 28, 2021, the performance for the A Class and C Class shares reflects the returns of the Investor Class shares of the Fund. In each case, the newer share class would have had similar annual returns to the Investor Class shares because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the Investor Class shares differ from those of the newer share classes, which would affect performance. To the extent that the Investor Class shares had lower expenses than a newer share class, the performance of the Investor Class shares would likely have been higher than the newer share class would have realized during the same period. The performance of the A Class and C Class shares shown in the table has not been adjusted for differences in operating expenses between those share classes and the Investor Class shares, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional market index with characteristics similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
27.83% 4th Quarter 2020
01/01/2018 through 12/31/2024
Lowest Quarterly Return:
-34.72% 1st Quarter 2020
01/01/2018 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 15.41%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	09/12/2017
Returns Before Taxes		5.69%	7.28%	8.28%
Returns After Taxes on Distributions		5.55%	6.35%	7.24%
Returns After Taxes on Distributions and Sales of Fund Shares		3.46%	5.61%	6.38%

	Inception Date of Class	1 Year	5 Years	Since Inception (09/12/2017)
Share Class (Before Taxes)
A	10/28/2021	-0.36%	6.01%	7.40%
C	10/28/2021	3.93%	6.76%	7.92%
Y	09/12/2017	5.85%	7.50%	8.54%
R5	09/12/2017	6.16%	7.64%	8.65%

	1 Year	5 Years	Since Inception (09/12/2017)
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	25.02%	14.53%	14.43%
Russell 3000® Value Index	13.98%	8.60%	8.94%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 15.41%.
Bar Chart, Year to Date Return	15.41%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:27.83% 4th Quarter 202001/01/2018 through 12/31/2024
Highest Quarterly Return	27.83%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-34.72% 1st Quarter 202001/01/2018 through 12/31/2024
Lowest Quarterly Return	(34.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated. In the table below, for the period prior to October 28, 2021, the performance of the R6 Class shares reflects the returns of the R5 Class shares of the Fund, and the performance of the A Class and C Class shares reflects the returns of the Investor Class shares of the Fund.
In each case, the newer share class would have had similar annual returns to the older share classes because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the older share classes differ from those of the newer share classes, which would affect performance. To the extent that an older share class had lower expenses than a newer share class, the performance of the older share class would likely have been higher than the newer share class would have realized during the same period. The performance of the newer share classes shown in the table has not been adjusted for differences in operating expenses between those share classes and the older share classes, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
34.98% 4th Quarter 2020
01/01/2018 through 12/31/2024
Lowest Quarterly Return:
-37.71% 1st Quarter 2020
01/01/2018 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was -2.76%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	09/12/2017
Returns Before Taxes		-1.63%	6.81%	6.44%
Returns After Taxes on Distributions		-2.65%	5.08%	4.53%
Returns After Taxes on Distributions and Sales of Fund Shares		-0.25%	4.97%	4.50%

	Inception Date of Class	1 Year	5 Years	Since Inception (09/12/2017)
Share Class (Before Taxes)
A	10/28/2021	-7.31%	5.50%	5.54%
C	10/28/2021	-3.51%	6.22%	6.04%
Y	09/12/2017	-1.41%	7.05%	6.69%
R6	10/28/2021	-1.31%	7.15%	6.79%
R5	09/12/2017	-1.31%	7.15%	6.79%

	1 Year	5 Years	Since Inception (09/12/2017)
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	25.02%	14.53%	14.43%
Russell 2500® Value Index	10.98%	8.44%	7.97%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was -2.76%.
Bar Chart, Year to Date Return	(2.76%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:34.98% 4th Quarter 202001/01/2018 through 12/31/2024
Highest Quarterly Return	34.98%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-37.71% 1st Quarter 202001/01/2018 through 12/31/2024
Lowest Quarterly Return	(37.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional index that reflects short-term Treasury bill performance for the periods indicated. The Fund acquired the assets and liabilities of the Palmer Square SSI Alternative Income Fund, a series of Investment Managers Series Trust, in a reorganization that closed on May 17, 2019. In connection with that reorganization, the Y Class shares and Investor Class shares of the Fund have adopted the performance history and financial statements of the Class I shares and Class A shares, respectively, of the Fund’s predecessor. The bar chart and table below show the performance of the Fund’s Y Class shares for all periods. The table below also shows the performance of the Fund’s Investor Class shares for all periods. The performance of the Fund’s Investor Class shares differs from the performance of the Class A shares of the Fund’s predecessor to the extent that the performance of the Class A shares reflected the deduction of applicable sales charges.
The R5 Class shares of the Fund began operations on May 20, 2019. In the table below, for the period prior to May 20, 2019, the performance of the R5 Class shares reflects the returns of the predecessor Fund’s Class I shares. The R5 Class shares would have had similar annual returns to the Class I shares, because the shares of each class are invested in the same portfolio securities. However, the expenses of the Class I shares of the Fund’s predecessor differ from those of the R5 Class shares, which would affect performance. To the extent that the Class I shares of the Fund’s predecessor had lower expenses than the R5
Class shares, the performance of the Class I shares of the Fund’s predecessor would likely have been higher than the newer share class would have realized during the same period. The R5 Class performance shown in the table has not been adjusted for differences in operating expenses of the R5 Class and the predecessor Fund’s Class I shares.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional index that reflects short-term Treasury bill performance for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Y Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
7.06% 2nd Quarter 2020
01/01/2015 through 12/31/2024
Lowest Quarterly Return:
-6.41% 1st Quarter 2020
01/01/2015 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 5.84%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	10 Years
Y Class	05/25/2012
Returns Before Taxes		9.30%	5.09%	3.99%
Returns After Taxes on Distributions		7.18%	3.11%	2.60%
Returns After Taxes on Distributions and Sales of Fund Shares		5.49%	3.18%	2.58%

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
R5	05/17/2019	9.41%	5.18%	4.04%
Investor	05/25/2012	9.04%	4.85%	3.74%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
ICE BofA US 3-Month Treasury Bill Index	5.25%	2.46%	1.77%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Y Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for   Y Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Y Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 5.84%.
Bar Chart, Year to Date Return	5.84%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:7.06% 2nd Quarter 202001/01/2015 through 12/31/2024
Highest Quarterly Return	7.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-6.41% 1st Quarter 202001/01/2015 through 12/31/2024
Lowest Quarterly Return	(6.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated. In the table below, the performance for the A Class and C Class shares for periods prior to January 2, 2019, and the performance for the R6 Class shares for periods prior to October 28, 2020, reflects the returns of the Fund’s R5 Class shares. In each case, the newer share classes would have had similar annual returns to the Fund’s R5 Class, because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares differ from those of the newer share classes, which would affect performance. To the extent that the R5 Class shares had lower expenses than a newer share class, the performance of the R5 Class shares would likely have been higher than the newer share class would have realized during the same period. The performance of the newer share classes shown in the table has not been adjusted for differences in operating expenses of the newer and older share classes, but the A Class shares and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
56.00% 2nd Quarter 2020
01/01/2018 through 12/31/2024
Lowest Quarterly Return:
-39.42% 2nd Quarter 2022
01/01/2018 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 46.97%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	01/27/2017
Returns Before Taxes		8.19%	3.11%	12.22%
Returns After Taxes on Distributions		8.19%	1.23%	10.32%
Returns After Taxes on Distributions and Sales of Fund Shares		4.85%	2.61%	9.92%

	Inception Date of Class	1 Year	5 Years	Since Inception (01/27/2017)
Share Class (Before Taxes)
A	01/02/2019	2.02%	1.85%	11.45%
C	01/02/2019	6.31%	2.27%	11.64%
Y	01/27/2017	8.47%	3.36%	12.50%
R6	10/28/2020	8.57%	3.42%	12.58%
R5	01/27/2017	8.55%	3.45%	12.60%

	1 Year	5 Years	Since Inception (01/27/2017)
Index (Reflects no deduction for fees, expenses or taxes)
S&P 500® Index TR	25.02%	14.53%	14.58%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 46.97%.
Bar Chart, Year to Date Return	46.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:56.00% 2nd Quarter 202001/01/2018 through 12/31/2024
Highest Quarterly Return	56.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-39.42% 2nd Quarter 202201/01/2018 through 12/31/2024
Lowest Quarterly Return	(39.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional index that reflects short-term inter-bank deposit rates, for the periods indicated.  In the table below, for the period prior to October 29, 2018, the performance for the A Class and C Class shares reflects the returns of the Fund’s R5 Class shares. The A Class and C Class shares would have had similar annual returns to the Fund’s R5 Class because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares differ from those of the newer share classes, which would affect performance. To the extent that the R5 Class shares had lower expenses than a newer share class, the performance of the R5 Class shares would likely have been higher than the newer share class would have realized during the same period. The A Class and C Class shares performance shown in the table has not been adjusted for differences in operating expenses of the newer and older share classes, but the A Class and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional index that reflects short-term inter-bank deposit rates, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
9.68% 2nd Quarter 2020
01/01/2018 through 12/31/2024
Lowest Quarterly Return:
-9.69% 2nd Quarter 2022
01/01/2018 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 5.52%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	5 Years	Since Inception
Investor Class	04/03/2017
Returns Before Taxes		8.62%	3.06%	4.08%
Returns After Taxes on Distributions		7.08%	0.36%	1.67%
Returns After Taxes on Distributions and Sales of Fund Shares		5.08%	1.11%	2.05%

	Inception Date of Class	1 Year	5 Years	Since Inception (04/03/2017)
Share Class (Before Taxes)
A	10/29/2018	4.51%	2.32%	3.67%
C	10/29/2018	6.77%	2.31%	3.55%
Y	04/03/2017	8.86%	3.34%	4.37%
R5	04/03/2017	8.93%	3.42%	4.44%

	1 Year	5 Years	Since Inception (04/03/2017)
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.40%	0.48%	1.90%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.47%	2.59%	2.39%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 5.52%.
Bar Chart, Year to Date Return	5.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:9.68%2nd Quarter 202001/01/2018 through 12/31/2024
Highest Quarterly Return	9.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-9.69% 2nd Quarter 202201/01/2018 through 12/31/2024
Lowest Quarterly Return	(9.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Y Class shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
3.01% 4th Quarter 2023
01/01/2021 through 12/31/2024
Lowest Quarterly Return:
-3.19% 2nd Quarter 2022
01/01/2021 through 12/31/2024
The calendar year-to-date total return as of September 30, 2025 was 4.34%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date of Class	1 Year	Since Inception
Y Class	02/18/2020
Returns Before Taxes		5.80%	2.51%
Returns After Taxes on Distributions		4.82%	0.57%
Returns After Taxes on Distributions and Sales of Fund Shares		3.43%	1.06%

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	02/18/2020	2.62%	1.61%
C	02/18/2020	3.68%	1.43%
R6	02/18/2020	5.80%	1.95%

	1 Year	Since Inception
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.40%	0.10%
ICE BofA 1-3 Year US Corporate Index	5.40%	2.08%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Y Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Y Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | Y Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of September 30, 2025 was 4.34%.
Bar Chart, Year to Date Return	4.34%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:3.01%4th Quarter 202301/01/2021 through 12/31/2024
Highest Quarterly Return	3.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-3.19%2nd Quarter 202201/01/2021 through 12/31/2024
Lowest Quarterly Return	(3.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022